UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 11/14/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 124
Form 13F Information Table Value Total: $ 510,837 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABAXIS INC COM                 COM              002567105      336 17090.00 SH       SOLE                                   17090.00
ABBOTT LABORATORIES            COM              002824100    17781 308812.96SH       SOLE                                  308812.96
ACCENTURE LTD                  COM              g1150g111    10267 270205.21SH       SOLE                                  270205.21
ADOBE SYSTEMS INC              COM              00724F101    11048 279928.00SH       SOLE                                  279928.00
AECOM TECH CORP DEL COM        COM              00766t100     1352 55340.00 SH       SOLE                                   55340.00
AIRGAS INC                     COM              009363102     1368 27572.05 SH       SOLE                                   27572.05
ALLERGAN INC                   COM              018490102    14737 286164.75SH       SOLE                                  286164.75
ALLIANT TECHSYSTEMS INC        COM              018804104     1506 16035.00 SH       SOLE                                   16035.00
AMETEK INC NEW COM             COM              031100100     3076 75455.21 SH       SOLE                                   75455.21
AMPHENOL CORP NEW-CL A         CL A             032095101     2719 67755.65 SH       SOLE                                   67755.65
ANIMAL HEALTH INTL INC COM     COM              03525N109      359 43650.00 SH       SOLE                                   43650.00
APTARGROUP INC                 COM              038336103     1822 46597.32 SH       SOLE                                   46597.32
AXIS CAPITAL HOLDINGS          COM              g0692u109     1620 51105.45 SH       SOLE                                   51105.45
BAKER HUGHES INC               COM              057224107      435  7186.00 SH       SOLE                                    7186.00
BANK OF NEW YORK MELLON CORP   COM              064058100    10648 326850.36SH       SOLE                                  326850.36
BROADCOM CORP CL A             CL A             111320107     7579 406865.00SH       SOLE                                  406865.00
CATERPILLAR INC                COM              149123101    11863 199046.47SH       SOLE                                  199046.47
CENTRAL EUROPEAN DIST COM      COM              153435102     2836 62460.00 SH       SOLE                                   62460.00
CHATTEM INC COM                COM              162456107      420  5375.00 SH       SOLE                                    5375.00
CHEVRONTEXACO CORP             COM              166764100      718  8710.68 SH       SOLE                                    8710.68
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     7933 21353.99 SH       SOLE                                   21353.99
CIMAREX ENERGY CO              COM              171798101      251  5150.00 SH       SOLE                                    5150.00
CISCO SYSTEMS INC              COM              17275R102     9757 432513.00SH       SOLE                                  432513.00
CITRIX SYSTEMS INC             COM              177376100     1393 55180.00 SH       SOLE                                   55180.00
CLEAN HARBORS INC.             COM              184496107      261  3875.00 SH       SOLE                                    3875.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2121 92945.00 SH       SOLE                                   92945.00
COLGATE PALMOLIVE CO.          COM              194162103    16645 220914.85SH       SOLE                                  220914.85
COMMVAULT SYSTEMS INC COM      COM              204166102      262 21750.00 SH       SOLE                                   21750.00
CORE LABS                      COM              N22717107     1501 14820.00 SH       SOLE                                   14820.00
DAVITA INC                     COM              23918k108     1405 24650.00 SH       SOLE                                   24650.00
DEAN FOODS CO NEW COM          COM              242370104     1421 60855.00 SH       SOLE                                   60855.00
DENBURY RES INC COM NEW        COM              247916208     1064 55895.00 SH       SOLE                                   55895.00
DONALDSON CO INC               COM              257651109     1431 34165.72 SH       SOLE                                   34165.72
DRIL-QUIP INC COM              COM              262037104      919 21200.00 SH       SOLE                                   21200.00
DUN & BRADSTREET CORP          COM              26483e100     3885 41182.49 SH       SOLE                                   41182.49
EMERSON ELECTRIC CO            COM              291011104    12563 308011.79SH       SOLE                                  308011.79
EURONET WORLDWIDE              COM              298736109      211 12650.00 SH       SOLE                                   12650.00
EXPEDITORS INTERNATIONAL OF WA COM              302130109    10558 303045.00SH       SOLE                                  303045.00
EXXON MOBIL CORP               COM              30231G102    14784 190373.45SH       SOLE                                  190373.45
FACTSET RESH SYS INC COM       COM              303075105     1750 33495.00 SH       SOLE                                   33495.00
FCSTONE GROUP INC COM          COM              31308t100      308 17125.00 SH       SOLE                                   17125.00
FOREST OIL CORP COM PAR $0.01  COM              346091705     1177 23740.00 SH       SOLE                                   23740.00
FOUNDATION COAL HLDGS COM      COM              35039W100      862 24235.00 SH       SOLE                                   24235.00
GAMESTOP CORP CL A             CL A             36467w109     1241 36305.00 SH       SOLE                                   36305.00
GEN-PROBE INC NEW COM          COM              36866T103     3216 60640.00 SH       SOLE                                   60640.00
GENERAL ELECTRIC CO            COM              369604103    12003 470733.10SH       SOLE                                  470733.10
HARMONIC INC COM               COM              413160102      323 38300.00 SH       SOLE                                   38300.00
HAYNES INTERNATL INC COM NEW   COM              420877201      227  4865.00 SH       SOLE                                    4865.00
HEALTHTRONICS INC COM          COM              42222L107      200 68700.00 SH       SOLE                                   68700.00
HENRY SCHEIN INC               COM              806407102     1448 26910.00 SH       SOLE                                   26910.00
HMS HOLDINGS CORP              COM              40425j101     1742 72725.00 SH       SOLE                                   72725.00
HOLOGIC INC                    COM              436440101     1416 73291.99 SH       SOLE                                   73291.99
I SHARES R2000 VALUE           COM              464287630      753 11200.00 SH       SOLE                                   11200.00
IBM                            COM              459200101    10562 90308.51 SH       SOLE                                   90308.51
ICON PUB LTD CO SPONSORED ADR  COM              45103t107      901 23570.00 SH       SOLE                                   23570.00
IDEXX LABORATORIES CORP        COM              45168D104     1180 21545.00 SH       SOLE                                   21545.00
IHS INC CL A                   CL A             451734107     1217 25560.00 SH       SOLE                                   25560.00
INFUSYSTEMS HLDGS INC COM      COM              45685k102      264 112475.00SH       SOLE                                  112475.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2419 29985.00 SH       SOLE                                   29985.00
INTREPID POTASH INC            COM              46121y102      685 22750.00 SH       SOLE                                   22750.00
INVESTMENT TEC GRP NEW COM     COM              46145F105      308 10125.00 SH       SOLE                                   10125.00
ISHARES TR RSSL MCRCP IDX      COM  		464288869      374  8400.00 SH       SOLE                                    8400.00
ISHARES TR RUSL 2000 GROW      COM		464287648     1111 15725.00 SH       SOLE                                   15725.00
ISHARES TR S&P SMLCAP 600      S&P SMLCAP 600   464287804     1264 21245.00 SH       SOLE                                   21245.00
ITT EDUCATIONAL SVCS COM       COM              45068b109     1574 19465.00 SH       SOLE                                   19465.00
J P MORGAN CHASE & CO.         COM              46625h100    12186 260958.25SH       SOLE                                  260958.25
JUNIPER NETWORK INC            COM              48203R104     1267 60180.00 SH       SOLE                                   60180.00
KELLOGG CO                     COM              487836108    15904 283494.76SH       SOLE                                  283494.76
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    11985 121906.91SH       SOLE                                  121906.91
LAB CP OF AMER HLDG NEW        COM              50540R409     1652 23770.00 SH       SOLE                                   23770.00
LAZARD LTD SHS A               CL A             G54050102     1505 35196.74 SH       SOLE                                   35196.74
LKQ CORP COM                   COM              501889208     1818 107161.00SH       SOLE                                  107161.00
LOGITECH INTL                  COM              h50430232     1500 66855.00 SH       SOLE                                   66855.00
MACQUARIE INFRSTRCTRE SH BEN I COM              55608b105      142 10825.00 SH       SOLE                                   10825.00
MASTERCARD INC CL A            CL A             57636q104     6738 38000.00 SH       SOLE                                   38000.00
MEDTRONIC INC                  COM              585055106    16992 339169.14SH       SOLE                                  339169.14
METLIFE INSURANCE              COM              59156R108    10840 193574.21SH       SOLE                                  193574.21
MICROCHIP TECHNOLOGY INC       COM              595017104     1739 59092.76 SH       SOLE                                   59092.76
MICROSOFT CORP                 COM              594918104    10219 382905.22SH       SOLE                                  382905.22
MIDCAP SPDR TR UNIT SER 1      unit ser 1       595635103      799  6065.68 SH       SOLE                                    6065.68
NATCO                          COM              63227W203     1514 37700.00 SH       SOLE                                   37700.00
NETAPP INC                     COM              64110d104     9307 510535.00SH       SOLE                                  510535.00
NEWFIELD EXPLORATION CO.       COM              651290108     1673 52325.00 SH       SOLE                                   52325.00
NOBLE ENRGY INC COM            COM              655044105      937 16870.72 SH       SOLE                                   16870.72
OCCIDENTAL PETE CORP           COM              674599105     8737 124026.22SH       SOLE                                  124026.22
PEABODY ENERGY CORP COM        COM              704549104     4003 88970.52 SH       SOLE                                   88970.52
PEPSICO INC                    COM              713448108    17490 245417.14SH       SOLE                                  245417.14
PHOENIX TECHNOLOGY LTD COM     COM              719153108      222 27875.00 SH       SOLE                                   27875.00
POLO RALPH LAUREN CORP CL A    CL A             731572103     1376 20650.00 SH       SOLE                                   20650.00
POWERSHARES ETF TRUST DYN BIOT COM              73935X856      438 24225.00 SH       SOLE                                   24225.00
PPD INC                        COM              717124101     1720 41596.83 SH       SOLE                                   41596.83
PRAXAIR INC                    COM              74005P104    14681 204648.53SH       SOLE                                  204648.53
PRECISION CASTPARTS CP COM     COM              740189105      659  8365.09 SH       SOLE                                    8365.09
PROCTER & GAMBLE CO            COM              742718109      596  8565.19 SH       SOLE                                    8565.19
QUAKER CHEMICAL CORP           COM              747316107      276  9725.00 SH       SOLE                                    9725.00
QUALCOMM INC                   COM              747525103    11512 267930.52SH       SOLE                                  267930.52
REINSURANCE GP AMER            COM              759351406     1842 34119.99 SH       SOLE                                   34119.99
ROBERT HALF INTERNATIONAL INC  COM              770323103      734 29681.96 SH       SOLE                                   29681.96
ROCKWELL AUTOMATION INC        COM              773903109      595 15935.00 SH       SOLE                                   15935.00
ROCKWELL COLLINS INC           COM              774341101      776 16156.17 SH       SOLE                                   16156.17
SCHLUMBERGER LTD               COM              806857108     9719 124471.10SH       SOLE                                  124471.10
SCRIPPS NETWORKS INTER CL A CO COM              811065101     1411 38886.98 SH       SOLE                                   38886.98
SEI INVESTMENTS CO COM         COM              784117103     1636 73725.00 SH       SOLE                                   73725.00
SMITH INTERNATIONAL INC        COM              832110100    10368 176819.05SH       SOLE                                  176819.05
SONOSITE INC COM               COM              83568g104      324 10350.00 SH       SOLE                                   10350.00
SOTHEBYS HLDGS INC CL A        CL A             835898107     1375 68553.31 SH       SOLE                                   68553.31
STAPLES INC                    COM              855030102    15966 709610.85SH       SOLE                                  709610.85
SUPER MICRO COMP INC COM       COM              86800u104      297 33050.00 SH       SOLE                                   33050.00
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100     8953 211557.65SH       SOLE                                  211557.65
T ROWE PRICE GROUP INC         COM              74144t108    12116 225592.67SH       SOLE                                  225592.67
TEREX CORP                     COM              880779103      627 20550.00 SH       SOLE                                   20550.00
TETRA TECH INC NEW             COM              88162g103     1761 73225.00 SH       SOLE                                   73225.00
TEXAS CAPITAL BNCSHRS COM      COM              88224q107      398 19175.00 SH       SOLE                                   19175.00
THERMO FISHER SCIENTIFIC INC   COM              883556102    15574 283177.00SH       SOLE                                  283177.00
TRANSOCEAN INC.                COM              g90073100     9416 85725.00 SH       SOLE                                   85725.00
VCA ANTECH INC                 COM              918194101     1514 51395.00 SH       SOLE                                   51395.00
WATSON WYATT WORLDWIDE         COM              942712100      368  7400.00 SH       SOLE                                    7400.00
FIRST BANCORP PR PFD PERP SER  COM              318672607      329    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      432    19000 SH       SOLE                                      19000
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     1648    41359 SH       SOLE                                      41359
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      456    12705 SH       SOLE                                      12705
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     1908    33902 SH       SOLE                                      33902
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      403    30120 SH       SOLE                                      30120